OTHER COMPREHENSIVE INCOME (Tables)	12 Months Ended
Dec. 31, 2012
Other Comprehensive Income
The components of other comprehensive income, included in stockholders’ equity are as follows during the years ended December 31:

	2012	2011
	(In Thousands)
Net unrealized holding gains on available-for-sale securities	$736	$1,105
Reclassification adjustment for realized gains in net income	(113)	(445)
Other comprehensive income before income tax effect	623	660
Income tax expense	(212)	(203)
Other comprehensive income, net of tax	$411	$457

Accumulated Other Comprehensive Income
At December 31, 2012 and 2011, the components of accumulated other comprehensive income, included in stockholders’ equity, are as follows:

	2012	2011
	(In Thousands)
Net unrealized gain on securities available-for-sale, net of tax	$1,128	$717
Total accumulated other comprehensive income	$1,128	$717